Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Equity		$ 4,134	$ 4,094	[1]	$ 3,773	[1]
Other comprehensive loss that will not be reclassified to profit or loss, net of tax		47	83		(86)	[2]
Other comprehensive income (loss) that will be reclassified to profit or loss, net of tax		(27)	(22)		38	[2]
Revaluation surplus on disposal of prior company shares
Equity		8	9		10
Surplus on equity transaction of joint venture
Equity		36	36		36
Equity items for share-based payments
Equity		39	41		33
Retained earnings (Accumulated losses)
Equity	[2]	(1,715)	(1,904)		(2,308)
Foreign currency translation reserve
Equity	[3]	(1,440)	(1,412)		(1,387)
Other comprehensive loss that will not be reclassified to profit or loss, net of tax		1,400	1,399		1,396
Other comprehensive income (loss) that will be reclassified to profit or loss, net of tax		$ (40)	$ (13)		$ 9

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[2]	The (Accumulated losses) Retained earnings balances have been restated, where indicated, due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[3]	Foreign currency translation reserve includes a loss of $1,400m (2021: $1,399m; 2020: $1,396m) that will not re-cycle through the Income statement on disposal of the non-foreign operations, and a loss of $40m (2021: $13m: 2020: $9m gain) relating to the foreign operations that will re-cycle through the Income statement on disposal.